UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Money Market Central Fund

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	38.4
8 - 30	16.0
31 - 60	12.1
61 - 90	9.7
91 - 180	23.4
> 180	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Certificates of Deposit	27.8%
Commercial Paper	37.9%
U.S. Government Agency Debt	2.5%
Non-Negotiable Time Deposit	5.6%
Other Instruments	0.9%
Repurchase Agreements	26.5%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Certificate of Deposit - 27.8%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.4%
First Republic Bank (CD)
10/7/19	2.05%	$3,000,000	$3,000,000
State Street Bank & Trust Co., Boston
11/21/19	2.05 (b)(c)	4,000,000	4,001,010
			7,001,010
London Branch, Eurodollar, Foreign Banks - 11.8%
CIC London Branch
11/12/19 to 1/27/20	2.16 to 2.36	21,000,000	20,893,314
Commonwealth Bank of Australia London Branch
2/28/20 to 3/10/20	2.00	9,000,000	8,999,582
DZ Bank AG London Branch
10/11/19 to 1/30/20	2.09 to 2.40	83,000,000	82,641,847
KBC Bank NV London
11/29/19 to 12/30/19	2.10 to 2.15	26,000,000	25,883,956
Mitsubishi UFJ Trust & Banking Corp.
11/14/19 to 2/7/20	2.17 to 2.23	18,000,000	17,911,539
Mizuho Bank Ltd. London Branch
10/31/19 to 1/16/20	2.15 to 2.35	32,000,000	31,863,156
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/15/19 to 2/7/20	2.15 to 2.23	26,000,000	25,887,966
			214,081,360
New York Branch, Yankee Dollar, Foreign Banks - 15.6%
Bank of Montreal
11/22/19 to 4/17/20	2.14 to 2.24 (b)(c)	49,000,000	48,986,641
Bank of Nova Scotia
10/15/19 to 3/16/20	1.99 to 2.38 (b)	58,000,000	57,998,878
Credit Agricole CIB
11/6/19 to 12/12/19	2.10 to 2.32	27,000,000	27,002,953
Landesbank Baden-Wuerttemberg New York Branch
10/1/19	1.96	7,000,000	7,000,001
Mitsubishi UFJ Trust & Banking Corp.
12/4/19 to 1/14/20	2.11 to 2.14	9,000,000	8,999,849
Mizuho Corporate Bank Ltd.
10/15/19 to 1/31/20	2.12 to 2.32 (b)	43,000,000	43,007,150
Sumitomo Mitsui Banking Corp.
10/3/19 to 1/21/20	2.10 to 2.79 (b)	54,494,000	54,496,895
Sumitomo Mitsui Trust Bank Ltd.
11/18/19 to 1/23/20	2.11 to 2.30	27,000,000	27,001,997
Toronto-Dominion Bank
3/11/20	2.00	10,000,000	9,998,571
			284,492,935
TOTAL CERTIFICATE OF DEPOSIT
(Cost $505,548,246)			505,575,305

Financial Company Commercial Paper - 32.6%
Bank of Montreal
12/23/19	2.15	12,000,000	11,941,844
Bank of Nova Scotia
11/20/19 to 2/18/20	2.16 to 2.18 (b)(c)	26,000,000	25,995,899
BNP Paribas Fortis
12/5/19	2.10	3,000,000	2,988,626
BNP Paribas SA
12/6/19	2.11	6,000,000	5,976,907
BPCE SA
10/4/19 to 12/12/19	2.13 to 2.50	75,000,000	74,785,169
Canadian Imperial Bank of Commerce
10/15/19 to 3/19/20	1.99 to 2.62 (b)	66,000,000	65,650,809
Citigroup Global Markets, Inc.
2/10/20	2.03	2,000,000	1,985,710
Credit Suisse AG
11/6/19 to 1/27/20	2.07 to 2.35	45,000,000	44,802,812
DNB Bank ASA
10/3/19 to 3/2/20	2.00 to 2.42 (b)	56,000,000	55,717,726
J.P. Morgan Securities, LLC
10/16/19 to 12/2/19	2.16 to 2.34 (b)(c)	27,000,000	27,000,513
Mitsubishi UFJ Trust & Banking Corp.
11/1/19 to 1/22/20	2.11 to 2.37	34,000,000	33,818,475
Natexis Banques Populaires New York Branch
12/16/19	2.12	8,000,000	7,963,913
National Australia Bank Ltd.
11/12/19 to 4/1/20	2.05 to 2.15 (b)	11,000,000	10,958,568
National Bank of Canada
11/8/19	2.14 (b)(c)	7,000,000	6,999,777
Ontario Teachers' Finance Trust
1/6/20 to 4/2/20	2.02 to 2.04 (d)	14,000,000	13,906,442
PSP Capital, Inc.
2/26/20	2.02 (d)	15,000,000	14,874,530
Royal Bank of Canada
3/9/20 to 4/15/20	2.17 to 2.21 (b)(c)	23,000,000	22,990,782
Sumitomo Mitsui Trust Bank Ltd.
10/28/19 to 1/10/20	2.12 to 2.32	26,000,000	25,895,706
Svenska Handelsbanken AB
2/12/20 to 3/16/20	2.00 to 2.02	38,000,000	37,686,541
The Toronto-Dominion Bank
10/15/19 to 2/6/20	2.14 to 2.62 (b)	80,000,000	79,994,435
Toyota Motor Credit Corp.
12/11/19 to 12/12/19	2.15 (b)(c)	6,000,000	6,000,017
UBS AG London Branch
1/24/20 to 1/29/20	2.38	15,000,000	14,901,885
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $592,816,115)			592,837,086

Asset Backed Commercial Paper - 3.3%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

1/21/20	2.15	1,000,000	993,314
1/22/20	2.15	1,000,000	993,255
1/23/20	2.15	1,000,000	993,193
11/12/19	2.16	1,000,000	997,584
11/19/19	2.15	1,000,000	997,153
11/25/19	2.15	2,000,000	1,993,529
11/26/19	2.15	2,000,000	1,993,398
2/3/20	2.15	1,000,000	992,587
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/6/20	2.16	3,000,000	2,982,221
12/12/19	2.18	2,000,000	1,991,378
12/13/19	2.18	3,000,000	2,986,877
12/5/19	2.18	17,000,000	16,933,393
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

10/3/19	2.46	1,000,000	999,830
10/7/19	2.46	1,000,000	999,601
12/19/19	2.12	3,000,000	2,986,087
12/19/19	2.12	3,000,000	2,986,087
12/2/19	2.12	2,100,000	2,092,290
12/23/19	2.12	6,000,000	5,970,824
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/17/20	2.15	8,321,000	8,267,034
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $59,151,016)			59,149,635

Non-Financial Company Commercial Paper - 2.0%
American Electric Power Co., Inc.
10/1/19 to 10/10/19	2.26 to 2.27	3,000,000	2,999,223
Bell Canada
10/11/19	2.25	1,000,000	999,258
Dominion Energy, Inc.
10/10/19 to 10/16/19	2.25	4,250,000	4,246,905
Eversource Energy
10/1/19	2.23	2,000,000	1,999,858
Sempra Global
10/1/19	2.30	1,000,000	999,933
10/29/19	2.25	1,000,000	998,250
10/3/19	2.50	2,000,000	1,999,601
Suncor Energy, Inc.
10/1/19	2.49	3,750,000	3,749,748
11/29/19	2.25	2,000,000	1,992,658
TransCanada PipeLines Ltd.
10/9/19	2.32	1,000,000	999,418
Tyson Foods, Inc.
10/7/19	2.22	2,000,000	1,999,086
UnitedHealth Group, Inc.
10/1/19 to 10/3/19	2.13 to 2.25	11,000,000	10,998,400
Ventas Realty LP
10/1/19 to 10/18/19	2.27 to 2.28	2,000,000	1,998,805
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $35,983,387)			35,981,143

Other Instrument - 0.9%
Master Notes - 0.9%
Toyota Motor Credit Corp.
10/7/19
(Cost $17,000,000)	2.22 (b)(c)(e)	17,000,000	17,000,000

U.S. Government Agency Debt - 2.5%
Federal Agencies - 2.5%
Federal Home Loan Bank
11/12/19 to 11/21/19
(Cost $45,884,507)	1.94 to 1.96	46,000,000	45,887,774

Non-Negotiable Time Deposit - 5.6%
Time Deposits - 5.6%
Barclays Bank PLC
10/1/19	2.39	51,000,000	51,000,000
Credit Agricole CIB
10/3/19 to 10/7/19	2.00 to 2.05	31,000,000	30,999,917
Landesbank Hessen-Thuringen London Branch
10/2/19 to 10/3/19	1.98 to 2.05	20,000,000	20,000,019
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $102,000,000)			101,999,936

U.S. Government Agency Repurchase Agreement - 9.7%
	Maturity Amount	Value
In a joint trading account at 2.38% dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations) #	$117,435,758	$117,428,000
With:
Barclays Bank PLC at 2%, dated 9/27/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $11,222,493, 3.50%, 10/20/48)	11,003,056	11,000,000
Citibank NA at:
2.09%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,494, 0.63% - 3.50%, 5/1/20 - 12/15/42)	1,000,406	1,000,000
2.1%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,150, 0.00% - 2.63%, 2/3/21 - 7/15/32)	5,002,042	5,000,000
Deutsche Bank AG, New York at 2.39%, dated 9/30/19 due 10/1/19 (Collateralized by Mortgage Loan Obligations valued at $2,060,137, 3.75%, 11/15/46)	2,000,133	2,000,000
Goldman Sachs & Co. at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $6,122,193, 4.50%, 7/1/48)	6,002,508	6,000,000
HSBC Securities, Inc. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $1,020,233, 4.00%, 5/1/47)	1,000,399	1,000,000
2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $5,101,828, 3.50%, 5/1/49)	5,002,090	5,000,000
ING Financial Markets LLC at 2.1%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,417, 3.50%, 12/1/42)	1,000,408	1,000,000
J.P. Morgan Securities, LLC at 2.15%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Government Obligations valued at $2,040,731, 3.02% - 5.00%, 4/1/26 - 1/1/49)	2,000,836	2,000,000
Morgan Stanley & Co., LLC at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $8,160,598, 0.00% - 9.00%, 2/13/20 - 9/20/49)	8,000,527	8,000,000
MUFG Securities (Canada), Ltd. at 2.37%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,204, 4.50%, 11/1/47)	1,000,066	1,000,000
Nomura Securities International, Inc. at 2.02%, dated:
9/26/19 due 10/3/19 (Collateralized by U.S. Government Obligations valued at $5,101,507, 1.88% - 5.38%, 9/24/26 - 4/1/56)	5,001,964	5,000,000
9/27/19 due 10/4/19 (Collateralized by Mortgage Loan Obligations valued at $8,161,954, 0.13% - 3.65%, 7/15/24 - 8/1/49)	8,003,142	8,000,000
TD Securities (U.S.A.) at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Government Obligations valued at $3,060,203, 4.00%, 7/1/48)	3,000,198	3,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $176,428,000)		176,428,000

U.S. Treasury Repurchase Agreement - 10.8%
With:
Commerz Markets LLC at:
2.05%, dated:
9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,205, 1.38% - 2.75%, 5/31/21 - 7/31/23)	4,001,594	4,000,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $4,080,989, 2.75%, 4/30/23 - 2/28/25)	4,001,594	4,000,000
2.25%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $8,163,108, 1.38% - 2.75%, 5/31/21 - 6/30/25)	8,003,500	8,000,000
2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $22,441,537, 2.75%, 4/30/23)	22,001,454	22,000,000
Credit AG at 2%, dated 9/19/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,092,151, 3.00%, 11/15/44)	3,005,333	3,000,000
Deutsche Bank AG, New York at:
2.19%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,542, 2.13%, 3/31/24)	4,001,703	4,000,000
2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $11,220,835, 2.13%, 3/31/24)	11,000,727	11,000,000
Deutsche Bank Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,164, 2.25%, 4/30/21)	1,000,066	1,000,000
Fixed Income Clearing Corp. - BNYM at 2.35%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $72,420,018, 1.88%, 1/31/22)	71,004,635	71,000,000
HSBC Securities, Inc. at 2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,122,183, 1.13% - 4.75%, 6/15/21 - 2/15/37)	6,002,497	6,000,000
MUFG Securities (Canada), Ltd. at:
2.05%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $3,060,735, 2.13% - 2.88%, 10/31/24 - 5/31/26)	3,001,196	3,000,000
2.07%, dated 9/24/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,420, 1.38% - 2.63%, 1/31/21 - 1/31/26)	1,000,403	1,000,000
2.08%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,303, 2.75%, 8/31/23)	1,000,404	1,000,000
MUFG Securities EMEA PLC at:
1.96%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,065,226, 2.13%, 8/15/21)	3,005,880	3,000,000
2%, dated 9/24/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $2,092,979, 1.38% - 2.00%, 3/31/20 - 7/31/22)	2,002,444	2,000,000
2.04%, dated 9/16/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,036,531, 2.00%, 7/31/22 - 8/15/25)	1,001,813	1,000,000
2.05%, dated 9/20/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,025,952, 2.00%, 5/31/24)	1,001,765	1,000,000
2.06%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,063,702, 2.00% - 2.25%, 3/31/21 - 7/31/22	3,002,403	3,000,000
9/27/19 due 10/4/19 (Collateralized by U.S. Treasury Obligations valued at $5,114,993, 2.50%, 5/15/24)	5,002,003	5,000,000
2.08%, dated:
9/25/19 due 10/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,025,908, 2.00% - 2.13%, 8/15/21 - 7/31/22)	1,000,693	1,000,000
9/27/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $3,068,308, 2.75%, 8/31/23)	3,001,040	3,000,000
2.4%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,090,019, 2.50%, 2/15/46)	3,000,200	3,000,000
2.55%, dated 9/30/19 due 10/1/19:
(Collateralized by U.S. Treasury Obligations valued at $4,085,034, 2.88%, 7/31/25)	4,000,283	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,042,451, 2.25%, 8/15/27)	2,000,142	2,000,000
Nomura Securities International, Inc. at 2%, dated 9/26/19 due 10/3/19 (Collateralized by U.S. Treasury Obligations valued at $20,405,832, 2.25% - 4.50%, 7/31/21 - 2/15/44)	20,007,778	20,000,000
RBC Dominion Securities at 2.14%, dated 9/25/19 due 10/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,506, 0.00% - 2.88%, 12/5/19 - 5/31/24)	4,001,664	4,000,000
RBS Securities, Inc. at 2.38%, dated 9/30/19 due 10/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,120,477, 5/21/20)	6,000,397	6,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $197,000,000)		197,000,000

Other Repurchase Agreement - 6.0%
Other Repurchase Agreement - 6.0%
With:
Citigroup Global Markets, Inc. at 2.61%, dated:
8/13/19 due 11/12/19 (Collateralized by Corporate Obligations valued at $1,181,724, 3.12% - 5.62%, 1/27/20 - 12/10/39)	1,006,598	1,000,000
8/26/19 due 11/25/19 (Collateralized by Commercial Paper valued at $4,130,753, 12/18/19)	4,026,390	4,000,000
Credit Suisse Securities (U.S.A.) LLC at 2.4%, dated 9/23/19 due 1/31/20 (Collateralized by Mortgage Loan Obligations valued at $1,150,613, 2.42%, 8/25/35)	1,008,667	1,000,000
ING Financial Markets LLC at 2.36%, dated 9/3/19 due 10/1/19 (Collateralized by Equity Securities valued at $4,327,942)	4,007,342	4,000,000
J.P. Morgan Securities, LLC at:
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by U.S. Government Obligations valued at $7,211,626, 1.90% - 5.00%, 10/25/36 - 9/20/49)	7,002,763	7,000,000
2.08%, dated 9/27/19 due 10/7/19 (Collateralized by Equity Securities valued at $29,166,764)(b)(c)(f)	27,048,360	27,000,000
2.15%, dated 9/20/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $7,354,829, 2.38% - 4.42%, 1/15/25 - 11/15/35)(b)(c)(f)	7,011,542	7,000,000
Mizuho Securities U.S.A., Inc. at:
2.08%, dated 9/24/19 due 10/7/19 (Collateralized by Equity Securities valued at $3,241,319)	3,002,427	3,000,000
2.2%, dated 9/23/19 due 10/7/19 (Collateralized by U.S. Government Obligations valued at $1,030,504, 1.98%, 11/25/44)	1,000,856	1,000,000
Royal Bank of Canada at 2.11%, dated 9/24/19 due 10/7/19 (Collateralized by Corporate Obligations valued at $27,311,201, 1.75% - 3.15%, 4/9/20 - 1/16/25)	26,041,145	26,000,000
Societe Generale at:
2.05%, dated 9/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $5,400,599, 6.25% - 12.00%, 8/15/22 - 3/15/33)	5,000,285	5,000,000
2.17%, dated 10/1/19 due 11/1/19(g)	4,007,474	4,000,000
2.3%, dated 10/1/19 due 11/1/19(g)	4,007,922	4,000,000
2.31%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $4,208,624, 2.57% - 6.53%, 11/19/19 - 9/1/49)	4,008,213	4,000,000
2.42%, dated 8/30/19 due 10/1/19 (Collateralized by Corporate Obligations valued at $4,329,672, 4.32% - 9.25%, 12/21/21 - 3/15/38)	4,008,604	4,000,000
Wells Fargo Securities, LLC at:
1.97%, dated 9/30/19 due 10/7/19 (Collateralized by Commercial Paper valued at $2,060,113, 12/2/19)	2,000,766	2,000,000
2%, dated 9/24/19 due 10/1/19 (Collateralized by Commercial Paper valued at $3,091,202, 11/19/19)	3,001,167	3,000,000
2.03%, dated 9/27/19 due 10/4/19 (Collateralized by Equity Securities valued at $3,240,744)	3,001,184	3,000,000
TOTAL OTHER REPURCAHSE AGREEMENT
(Cost $110,000,000)		110,000,000
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,841,811,271)		1,841,858,879
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(21,027,073)
NET ASSETS - 100%		$1,820,831,806

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,780,972 or 1.6% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,000,000 or 0.9% of net assets.

 (f) The maturity amount is based on the rate at period end.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Toyota Motor Credit Corp. 2.22%, 10/7/19	6/3/19	$17,000,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$117,428,000 due 10/01/19 at 2.38%
BNY Mellon Capital Markets LLC	$6,335,000
Citibank NA	3,191,000
HSBC Securities (USA), Inc.	2,393,000
ING Financial Markets LLC	1,485,000
JP Morgan Securities LLC	17,742,000
Mitsubishi UFJ Securities (USA), Inc.	1,597,000
Mizuho Securities USA, Inc.	5,743,000
Nomura Securities International, Inc.	4,754,000
Sumitomo Mitsui Banking Corp. NY	19,366,000
Sumitomo Mitsui Banking Corp.	22,917,000
Wells Fargo Securities LLC	31,905,000
$117,428,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including repurchase agreements of $483,428,000) — See accompanying schedule: Unaffiliated issuers (cost $1,841,811,271)		$1,841,858,879
Cash		57,423
Receivable for fund shares sold		1,460,801
Interest receivable		1,030,158
Total assets		1,844,407,261
Liabilities
Payable for investments purchased	$22,902,913
Payable for fund shares redeemed	629,362
Other payables and accrued expenses	43,180
Total liabilities		23,575,455
Net Assets		$1,820,831,806
Net Assets consist of:
Paid in capital		$1,820,719,256
Total accumulated earnings (loss)		112,550
Net Assets, for 1,820,767,944 shares outstanding		$1,820,831,806
Net Asset Value, offering price and redemption price per share ($1,820,831,806 ÷ 1,820,767,944 shares)		$1.0000

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Interest (including $207,209 from affiliated interfund lending)		$45,620,569
Expenses
Custodian fees and expenses	$77,524
Independent trustees' fees and expenses	7,653
Interest	17,583
Total expenses		102,760
Net investment income (loss)		45,517,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,116
Total net realized gain (loss)		5,116
Change in net unrealized appreciation (depreciation) on investment securities		(36,763)
Net increase in net assets resulting from operations		$45,486,162

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,517,809	$37,203,386
Net realized gain (loss)	5,116	4,934
Change in net unrealized appreciation (depreciation)	(36,763)	(63,523)
Net increase in net assets resulting from operations	45,486,162	37,144,797
Distributions to shareholders	(45,517,833)	–
Distributions to shareholders from net investment income	–	(37,203,486)
Total distributions	(45,517,833)	(37,203,486)
Affiliated share transactions
Proceeds from sales of shares	219,693,319	572,099,429
Reinvestment of distributions	45,517,833	37,201,170
Cost of shares redeemed	(136,395,201)	(1,097,148,805)
Net increase (decrease) in net assets and shares resulting from share transactions	128,815,951	(487,848,206)
Total increase (decrease) in net assets	128,784,280	(487,906,895)
Net Assets
Beginning of period	1,692,047,526	2,179,954,421
End of period	$1,820,831,806	$1,692,047,526
Other Information
Shares
Sold	219,676,161	572,082,546
Issued in reinvestment of distributions	45,515,159	37,196,815
Redeemed	(136,386,867)	(1,096,987,905)
Net increase (decrease)	128,804,453	(487,708,544)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Central Fund

Years ended September 30,	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.0001	$1.0002	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0253	.0190	.0117	.0062	.003
Net realized and unrealized gain (loss)	–B	(.0001)	(.0001)	.0003	–B
Total from investment operations	.0253	.0189	.0116	.0065	.003
Distributions from net investment income	(.0253)	(.0190)	(.0117)	(.0062)	(.003)
Distributions from net realized gain	–	–	–	(.0001)	–
Total distributions	(.0253)	(.0190)	(.0117)	(.0063)	(.003)
Net asset value, end of period	$1.0000	$1.0000	$1.0001	$1.0002	$1.00
Total ReturnC	2.56%	1.91%	1.16%	.66%	.29%
Ratios to Average Net AssetsD
Expenses before reductions	.01%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.01%	- %E	- %E	- %E	- %E
Expenses net of all reductions	.01%	- %E	- %E	- %E	- %E
Net investment income (loss)	2.53%	1.89%	1.18%	.64%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,820,832	$1,692,048	$2,179,954	$1,820,790	$1,225,937

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 per share or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2019

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$106,934
Gross unrealized depreciation	(59,326)
Net unrealized appreciation (depreciation)	$47,608
Tax Cost	$1,841,811,271

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$64,941
Net unrealized appreciation (depreciation) on securities and other investments	$47,608

The tax character of distributions paid was as follows:

	September 30, 2019	September 30, 2018
Ordinary Income	$45,517,833	$ 37,203,486

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $2,635,363 and the weighted average interest rate was 2.11% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$17,734,373	2.53%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Actual	.0073%	$1,000.00	$1,012.40	$.04
Hypothetical-C		$1,000.00	$1,025.03	$.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,081,556 of distributions paid during the period January 1, 2019 to September 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

CFM-ANN-1119
1.743123.119

Item 2.

Code of Ethics

As of the end of the period, September 30, 2019, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Money Market Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$44,000	$100	$4,800	$1,200

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$46,000	$100	$4,800	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management

& Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2019A	September 30, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2019A	September 30, 2018A
Deloitte Entities	$575,000	$485,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2019